Retirement Benefit Plans , Net Periodic Cost and AOCI (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
U.S. Pension Benefits
Net Periodic Benefit Cost
Service cost	$ 107	$ 104	$ 92
Interest cost	97	94	87
Expected return on plan assets	(141)	(128)	(121)
Amortization of prior service costs (credit)	1	(1)	(1)
Amortization of net actuarial loss	85	71	45
Net periodic benefit cost	149	140	102
Amounts Recognized in AOCI
Net actuarial loss (gain)	(126)
Amortization of prior service cost	(1)
Amortization of net actuarial gain	(85)
Effect of exchange rates	0
Total recognized in accumulated other comprehensive loss	(212)
Total recognized in net periodic pension cost and accumulated other comprehensive loss	(63)
Estimated Amounts That Will be Amortized from AOCI in Next Fiscal Year
Amortization of net actuarial loss	65
Total amounts that will be amortized from AOCI in next fiscal year	65
Non-U.S. Pension Benefits
Net Periodic Benefit Cost
Service cost	54	43	42
Interest cost	29	27	29
Expected return on plan assets	(35)	(33)	(36)
Amortization of prior service costs (credit)	1	1	1
Amortization of net actuarial loss	11	8	4
Net periodic benefit cost	60	46	40
Amounts Recognized in AOCI
Net actuarial loss (gain)	61
Amortization of prior service cost	(1)
Amortization of net actuarial gain	(11)
Effect of exchange rates	14
Total recognized in accumulated other comprehensive loss	63
Total recognized in net periodic pension cost and accumulated other comprehensive loss	124
Estimated Amounts That Will be Amortized from AOCI in Next Fiscal Year
Amortization of net actuarial loss	13
Total amounts that will be amortized from AOCI in next fiscal year	13
Post-Retirement Benefits
Net Periodic Benefit Cost
Service cost	19	19	19
Interest cost	14	15	17
Expected return on plan assets	(19)	(17)	(16)
Amortization of prior service costs (credit)	0	0	0
Amortization of net actuarial loss	1	3	3
Net periodic benefit cost	15	20	23
Amounts Recognized in AOCI
Net actuarial loss (gain)	(3)
Amortization of prior service cost	0
Amortization of net actuarial gain	(1)
Effect of exchange rates	0
Total recognized in accumulated other comprehensive loss	(4)
Total recognized in net periodic pension cost and accumulated other comprehensive loss	11
Estimated Amounts That Will be Amortized from AOCI in Next Fiscal Year
Amortization of net actuarial loss	0
Total amounts that will be amortized from AOCI in next fiscal year	$ 0